Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Cash and due from banking subsidiaries	¥ 2,290,377	¥ 1,600,555
Interest-bearing deposits in banking subsidiaries	49,883,912	47,133,541
Other	8,987,242	7,457,028
Total assets	231,550,704	221,651,474	¥ 211,218,800
Liabilities and shareholders' equity:
Long-term debt	12,578,216	11,706,471
Other liabilities	6,260,222	7,208,758
Shareholders' equity	8,914,212	9,105,238
Total liabilities and equity	231,550,704	221,651,474
Parent Company
Assets:
Cash and due from banking subsidiaries	51,356	44,619
Interest-bearing deposits in banking subsidiaries	414	347
Other	648,946	549,068
Total assets	18,023,008	18,249,061
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	755,000	850,000
Long-term debt	7,957,710	7,875,414
Other liabilities	396,086	418,409
Shareholders' equity	8,914,212	9,105,238
Total liabilities and equity	18,023,008	18,249,061
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	8,102,149	8,561,350
Long-term loans receivable from subsidiaries	7,942,367	7,851,894
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	878,776	1,241,783
Long-term loans receivable from subsidiaries	¥ 399,000	¥ 0